Basis of accounting	12 Months Ended
Dec. 31, 2022
Basis of accounting
Basis of accounting

2.    Basis of accounting

(a)	Basis of presentation

The Company was incorporated on May 28, 2014 as an investment vehicle of investment funds affiliated with Elbrus Capital Private Equity Fund and Goldman Sachs ESSG.

On February 24, 2016 (the “Acquisition Date”) the Company acquired 100% ownership interest in Headhunter FSU Limited, collectively with its subsidiaries referred to as “HeadHunter”, from Mail.Ru Group Limited (LSE: MAIL) (the “Acquisition”). The Company had no material operations before the Acquisition Date and has succeeded to substantially all of the business of HeadHunter after the Acquisition.

The Acquisition was accounted for as a business combination using the acquisition method of accounting.

(b)	Statement of compliance

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as adopted by the International Accounting Standards Board (“IASB”). These consolidated financial statements have not been prepared for the purpose of satisfying the statutory filing requirements of the Company.

(c)	Going concern

The financial position of the Group, its cash flows, liquidity position and credit facilities are described in the primary statements and notes of these consolidated financial statements, including Note 22 in relation to the long-term loans and borrowings obtained by the Group in order to finance business combinations. In addition, Note 27 includes the Group’s policies for managing its liquidity risk.

Despite the latest geopolitical developments, management reasonably assumes that the Group has adequate resources to continue its operations without significant disruptions for the foreseeable future, which is at least 12 months from the date when these consolidated financial statements were authorized for issue. Accordingly, they are satisfied that the consolidated financial statements should be prepared on a going concern basis. Please see also Note 1(b). Management believes that there are no material uncertainties regarding going concern.